VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2010
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Variable Interest Entities, Carrying Amount of Assets and Liabilities [Table Text Block]

Assets and Liabilities of Consolidated VIEs In millions	Dec 31, 2010	Dec 31, 2009
Current assets (restricted 2010: $228)	$228	$102
Property (restricted 2010: $1,388)	1,388	455
Other noncurrent assets (restricted 2010: $122)	122	81
Total assets	$1,738	$638
Current liabilities (nonrecourse 2010: $190)	$837	$183
Long-term debt (nonrecourse 2010: $167)	513	125
Other noncurrent liabilities (nonrecourse 2010: $64)	64	43
Total liabilities	$1,414	$351

Assets and Liabilities of Newly Consolidated Variable Interest Entities Included in the Consolidated Balance Sheet [Member]
Schedule of Variable Interest Entities, Carrying Amount of Assets and Liabilities [Table Text Block]

Assets and Liabilities of Newly Consolidated VIEs Included in the Consolidated Balance Sheet In millions	Jan 1, 2010
Current assets	$37
Property	209
Other noncurrent assets	3
Total assets	$249
Current liabilities	$76
Long-term debt	346
Total liabilities	$422